Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator International Developed Power Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	1.73%	14.42%	(2.92%)	1.83%	1.02%